TD Institutional Treasury Obligations Money Market Fund (Second Prospectus Summary) | TD Institutional Treasury Obligations Money Market Fund
TD Institutional Treasury Obligations Money Market Fund

TD ASSET MANAGEMENT USA FUNDS INC.

TD Institutional U.S. Government Fund

(Commercial Class)

TD Institutional Treasury Obligations Money Market Fund

(Commercial Class)

(collectively, the "Funds" and each, a "Fund")

Supplement dated October 16, 2017 to the Prospectus of each Fund,

dated February 28, 2017 (the “Prospectus”)

The Board of Directors (the “Board”) of TD Asset Management USA Funds Inc. (the “Company”) approved an amended and restated administration agreement between TDAM USA Inc. (the “Administrator”) and the Company, on behalf of the Funds (the “A&R Administration Agreement”), effective October 12, 2017. Under the A&R Administration Agreement, each Fund will pay the Administrator an annual fee at a rate equal to 0.05% of such Fund's average daily net assets. Accordingly, the Prospectus is amended as follows:

The section of the Prospectus entitled “Summary - TD Institutional Treasury Obligations Money Market Fund - Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Treasury Fund.

	Commercial Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.10%
Distribution (12b-1) Fees		0.50%
Other Expenses
Shareholder Servicing Fees	0.25%
All Other Expenses*	0.11%
Total Other Expenses		0.36%
Total Annual Fund Operating Expenses		0.96%

*	All Other Expenses have been restated to reflect current fees.

The section of the Prospectus entitled “Summary - TD Institutional Treasury Obligations Money Market Fund - Example” is deleted in its entirety and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Institutional Treasury Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Treasury Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Treasury Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Commercial Class	$98	$306	$531	$1,178

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Treasury Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Commercial Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Commercial Class
Management Fees	0.10%
Distribution (12b-1) Fees	0.50%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.11%	[1]
Total Other Expenses	0.36%
Total Annual Fund Operating Expenses	0.96%
[1]	All Other Expenses have been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Institutional Treasury Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Treasury Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Treasury Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
| | Commercial Class | USD ($)	98	306	531	1,178

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE